CAPITAL STOCK AND EARNINGS PER SHARE - Purchase Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			8 Months Ended	12 Months Ended
	Jul. 23, 2021	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, value			$ 18,605	$ 6,368	$ 6,439
Common stock issued (in shares)		50.0
Equity Funding Agreement With Y A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, value				$ 49,375
Exchange cap (in shares)	35.1
Exchange cap, as percentage of outstanding shares	19.90%
Minimum share price	$ 7.48
Advance Notice maximum percentage	30.00%
Advance Notice maximum requirement	$ 30,000
Advance Notice share price, as percentage of VWAP	97.00%
Common stock issued (in shares)	0.4			9.6
Equity Funding Agreement With Y A [Member] | Scenario, Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, value	$ 400,000			$ 350,000
Agreement Term	36 months